Commitments/Contingencies (Details Narrative)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 16, 2020 USD ($)	Jan. 28, 2019	May 07, 2018 USD ($)	Oct. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Oct. 02, 2020 USD ($)	Jan. 11, 2019 a
Monthly fee					$ 260,105	$ 1,124,812	$ 421,907	$ 1,301,365	$ 1,730,377	$ 1,658,508
Agreement terms		We entered into an agreement with a third party to represent our products to customers, the term of the agreement is for four (4) years from the date of the contract, January 28, 2024, and has automatic four-year renewal clauses. We agreed to pay a commission of nineteen percent (19%), composed of ten percent (10%) for commission, two percent (2%) for override, and seven percent (7%) for expenses of managing and advertising the account. Within thirty (30) days of the end of the calendar year, we agreed to pay the representative a bonus for certain sales milestones if two percent (2%) of the net receipts, payable in shares of our restricted common stock.					From time to time, we enter into consulting agreements for our products to be represented to certain customers or geographic areas. The terms of these agreements range from one (1) to five (5) years, and some include automatic one-year renewal clauses. As part of the agreement, commissions of ten percent (10%) are paid for sales with no distributor involved, and commissions of seven percent (7%) are paid for sales with a distributor. Depending on the consultant's performance and achievement of certain milestones, the Company also may issue a stock bonus.		From time to time, we enter into consulting agreements for our products to be represented to certain customers or geographic areas. The terms of these agreements range from one (1) to five (5) years, and some include automatic one-year renewal clauses. As part of the agreement, commissions of ten percent (10%) are paid for sales with no distributor involved, and commissions of seven percent (7%) are paid for sales with a distributor. Depending on the consultant's performance and achievement of certain milestones, the Company also may issue a stock bonus.
Ownership percentage					4.99%		4.99%
Accrued liability					$ 124,501		$ 124,501		$ 121,876	$ 17,612
Lease expires					36 months		36 months
Lease payments							$ 3,250
Percentage of escalate in lease payments					3.00%		3.00%
Lease rent expense							$ 20,000	$ 20,000
Future minimum rental payments					$ 30,750		$ 30,750
Consulting Agreement [Member] | Go Green Global Enterprises [Member]
Monthly fee			$ 5,000
Percentage of perpetual fee			10.00%
Percentage of gross revenues for calculation of perpetual fee			10.00%
Joint Venture Agreement [Member]
Area of land | a												150
LLC Operating Agreement [Member]
Ownership percentage											70.00%
Capital contribution											$ 3,500,000
One-Year Agreement [Member]
Accrued liability											$ 1,235,000
Five-year Endorsement Contract [Member]
Quarterly payments total				$ 5,000,000
Five-Year Endorsement Contract with American DJ [Member]
Payment of contract for services	$ 500,000